SCHEDULE OF OTHER CURRENT ASSETS (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Other Current Assets
Prepayments	$ 381,608	$ 147,854
Bonds and deposits	17,440	13,257
Other		4,976
Total current prepayments and other assets	$ 399,048	$ 166,087